SHARE CAPITAL AND SHARE-BASED PAYMENTS - Schedule of DSUs activity (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	387,141	332,242
Granted (in shares)	73,226	87,545
Redeemed (in shares)	(158,542)	(32,646)
Outstanding - ending balance (in shares)	301,825	387,141